UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Trend Fund

March 31, 2006

1.799849.102

TRE-QTLY-0506

Investments March 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Automobiles - 0.2%
Toyota Motor Corp.	22,400	$ 1,220
Hotels, Restaurants & Leisure - 1.5%
Fairmont Hotels & Resorts, Inc.	47,900	2,134
Kerzner International Ltd. (a)	17,600	1,370
Morgans Hotel Group Co.	103,300	1,824
Penn National Gaming, Inc. (a)	48,200	2,033
Starwood Hotels & Resorts Worldwide, Inc. unit	55,500	3,759
Vail Resorts, Inc. (a)	54,100	2,068
		13,188
Household Durables - 0.3%
Garmin Ltd.	17,000	1,350
Sony Corp. sponsored ADR	25,900	1,193
		2,543
Media - 2.9%
Grupo Televisa SA de CV (CPO) sponsored ADR	118,400	2,356
Lagardere S.C.A. (Reg.)	19,300	1,507
News Corp.:
Class A	182,064	3,024
Class B	119,000	2,090
NTL, Inc. (a)	126,250	3,675
Omnicom Group, Inc.	44,900	3,738
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	59,700	848
The Walt Disney Co.	122,600	3,419
Univision Communications, Inc. Class A (a)	170,900	5,891
		26,548
Multiline Retail - 2.5%
Federated Department Stores, Inc.	114,200	8,337
JCPenney Co., Inc.	47,100	2,845
Marks & Spencer Group PLC	120,800	1,168
Nordstrom, Inc.	61,100	2,394
Sears Holdings Corp. (a)	13,500	1,785
Target Corp.	121,300	6,309
		22,838
Specialty Retail - 2.3%
AnnTaylor Stores Corp. (a)	17,941	660
Best Buy Co., Inc.	88,300	4,939
Circuit City Stores, Inc.	126,500	3,097
Home Depot, Inc.	114,000	4,822
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc. (d)	47,800	$ 3,080
Staples, Inc.	99,900	2,549
Tiffany & Co., Inc.	53,200	1,997
		21,144
Textiles, Apparel & Luxury Goods - 0.4%
Polo Ralph Lauren Corp. Class A	64,500	3,909
TOTAL CONSUMER DISCRETIONARY		91,390
CONSUMER STAPLES - 6.7%
Beverages - 1.3%
PepsiCo, Inc.	177,970	10,285
The Coca-Cola Co.	44,700	1,872
		12,157
Food & Staples Retailing - 1.6%
CVS Corp.	144,200	4,307
Safeway, Inc.	142,111	3,570
Wal-Mart Stores, Inc.	114,400	5,404
Walgreen Co.	27,700	1,195
		14,476
Food Products - 0.4%
Nestle SA (Reg.)	12,903	3,830
Household Products - 1.6%
Colgate-Palmolive Co.	122,500	6,995
Procter & Gamble Co.	124,355	7,165
		14,160
Personal Products - 0.1%
Avon Products, Inc.	44,400	1,384
Tobacco - 1.7%
Altria Group, Inc.	214,200	15,178
TOTAL CONSUMER STAPLES		61,185
ENERGY - 9.2%
Energy Equipment & Services - 2.8%
Diamond Offshore Drilling, Inc.	18,600	1,665
GlobalSantaFe Corp.	24,600	1,494
Halliburton Co.	114,700	8,375
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc. (a)	93,662	$ 6,006
Schlumberger Ltd. (NY Shares)	59,200	7,493
		25,033
Oil, Gas & Consumable Fuels - 6.4%
Chesapeake Energy Corp.	32,000	1,005
ConocoPhillips	51,236	3,236
Exxon Mobil Corp.	392,630	23,895
Occidental Petroleum Corp.	65,900	6,106
Plains Exploration & Production Co. (a)	51,400	1,986
Quicksilver Resources, Inc. (a)	54,000	2,088
Statoil ASA sponsored ADR	88,200	2,512
Total SA sponsored ADR	69,100	9,103
Ultra Petroleum Corp. (a)	72,300	4,505
Valero Energy Corp.	68,900	4,119
		58,555
TOTAL ENERGY		83,588
FINANCIALS - 20.4%
Capital Markets - 3.5%
Daiwa Securities Group, Inc.	203,000	2,723
E*TRADE Financial Corp. (a)	212,600	5,736
Goldman Sachs Group, Inc.	21,600	3,390
Merrill Lynch & Co., Inc.	132,000	10,396
Nomura Holdings, Inc.	57,200	1,268
State Street Corp.	96,000	5,801
TD Ameritrade Holding Corp.	104,400	2,179
		31,493
Commercial Banks - 5.0%
Bank of America Corp.	315,822	14,383
Mizuho Financial Group, Inc.	239	1,955
PNC Financial Services Group, Inc.	20,600	1,387
Standard Chartered PLC (United Kingdom)	100,900	2,510
Sumitomo Mitsui Financial Group, Inc.	301	3,324
U.S. Bancorp, Delaware	76,200	2,324
Wachovia Corp.	166,523	9,334
Wells Fargo & Co.	157,000	10,028
		45,245
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.3%
American Express Co.	158,200	$ 8,313
Capital One Financial Corp. (d)	42,500	3,422
		11,735
Diversified Financial Services - 3.5%
Citigroup, Inc.	306,477	14,475
IntercontinentalExchange, Inc.	48,800	3,370
JPMorgan Chase & Co.	338,688	14,103
		31,948
Insurance - 4.6%
ACE Ltd.	120,900	6,288
AFLAC, Inc.	68,000	3,069
AMBAC Financial Group, Inc.	26,000	2,070
American International Group, Inc.	303,837	20,081
Hartford Financial Services Group, Inc.	64,600	5,204
Prudential Financial, Inc.	70,000	5,307
		42,019
Real Estate - 1.2%
Capital & Regional PLC	102,300	2,049
Equity Residential (SBI)	100,300	4,693
Vornado Realty Trust	38,500	3,696
		10,438
Thrifts & Mortgage Finance - 1.3%
Freddie Mac	101,600	6,198
Golden West Financial Corp., Delaware	57,600	3,911
Washington Mutual, Inc.	41,600	1,773
		11,882
TOTAL FINANCIALS		184,760
HEALTH CARE - 15.0%
Biotechnology - 3.0%
Alexion Pharmaceuticals, Inc. (a)	8,900	315
Alnylam Pharmaceuticals, Inc. (a)	21,200	373
Amgen, Inc. (a)	51,200	3,725
Biogen Idec, Inc. (a)	86,400	4,069
CSL Ltd.	64,600	2,530
Genentech, Inc. (a)	83,800	7,082
Gilead Sciences, Inc. (a)	64,200	3,995
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Illumina, Inc. (a)	41,600	$ 988
Myogen, Inc. (a)	58,000	2,101
Neurocrine Biosciences, Inc. (a)	10,081	651
Vertex Pharmaceuticals, Inc. (a)	43,600	1,595
		27,424
Health Care Equipment & Supplies - 2.7%
Advanced Medical Optics, Inc. (a)	16,600	774
Alcon, Inc.	11,500	1,199
Aspect Medical Systems, Inc. (a)	71,100	1,951
Baxter International, Inc.	98,100	3,807
Becton, Dickinson & Co.	86,700	5,339
C.R. Bard, Inc.	66,200	4,489
Conor Medsystems, Inc. (a)	98,555	2,898
Millipore Corp. (a)	32,400	2,367
St. Jude Medical, Inc. (a)	46,500	1,907
		24,731
Health Care Providers & Services - 2.8%
Aetna, Inc.	86,200	4,236
Emdeon Corp. (a)	136,200	1,471
Humana, Inc. (a)	64,800	3,412
Medco Health Solutions, Inc. (a)	61,900	3,542
UnitedHealth Group, Inc.	205,300	11,468
WebMD Health Corp. Class A (d)	34,900	1,453
		25,582
Pharmaceuticals - 6.5%
Allergan, Inc.	70,000	7,595
Elan Corp. PLC sponsored ADR (a)	86,800	1,253
Eli Lilly & Co.	20,900	1,156
Johnson & Johnson	277,000	16,404
Novartis AG sponsored ADR	49,300	2,733
Pfizer, Inc.	699,595	17,434
Wyeth	242,100	11,747
		58,322
TOTAL HEALTH CARE		136,059
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.9%
DRS Technologies, Inc.	19,700	1,081
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
EADS NV	59,722	$ 2,516
Goodrich Corp.	60,900	2,656
Hexcel Corp. (a)	117,700	2,586
Honeywell International, Inc.	195,800	8,374
Ionatron, Inc. (a)(d)	59,400	802
Meggitt PLC	273,691	1,655
Precision Castparts Corp.	38,300	2,275
Raytheon Co.	71,100	3,259
The Boeing Co.	25,600	1,995
United Technologies Corp.	142,600	8,267
		35,466
Air Freight & Logistics - 1.0%
FedEx Corp.	55,100	6,223
UTI Worldwide, Inc.	88,500	2,797
		9,020
Airlines - 0.3%
AMR Corp. (a)	75,300	2,037
UAL Corp. (a)	11,500	459
		2,496
Commercial Services & Supplies - 0.7%
Kenexa Corp.	56,000	1,722
Robert Half International, Inc.	83,000	3,205
Services Acquisition Corp. International (a)(d)	100,400	1,026
		5,953
Construction & Engineering - 0.2%
Fluor Corp.	26,000	2,231
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	53,200	4,623
Industrial Conglomerates - 3.4%
3M Co.	11,500	870
General Electric Co.	871,100	30,288
		31,158
Machinery - 0.7%
Caterpillar, Inc.	84,500	6,068
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	44,400	3,700
Norfolk Southern Corp.	109,800	5,937
		9,637
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	33,500	$ 1,810
WESCO International, Inc. (a)	43,700	2,972
		4,782
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Pacifico SA de CV sponsored ADR	32,200	1,029
TOTAL INDUSTRIALS		112,463
INFORMATION TECHNOLOGY - 18.1%
Communications Equipment - 3.8%
Alcatel SA sponsored ADR (a)	74,500	1,147
CIENA Corp. (a)	516,700	2,692
Cisco Systems, Inc. (a)	493,400	10,692
Comverse Technology, Inc. (a)	63,900	1,504
Corning, Inc. (a)	69,900	1,881
Harris Corp.	61,200	2,894
Juniper Networks, Inc. (a)	50,500	966
Lucent Technologies, Inc. (a)	487,000	1,485
Motorola, Inc.	80,600	1,847
Nokia Corp. sponsored ADR	38,800	804
Nortel Networks Corp. (a)	514,800	1,570
QUALCOMM, Inc.	142,200	7,197
		34,679
Computers & Peripherals - 3.6%
Advanced Digital Information Corp. (a)	157,500	1,383
Apple Computer, Inc. (a)	50,000	3,136
Dell, Inc. (a)	52,352	1,558
EMC Corp. (a)	394,600	5,378
Hewlett-Packard Co.	385,400	12,680
International Business Machines Corp.	51,200	4,222
Network Appliance, Inc. (a)	48,200	1,737
Sun Microsystems, Inc. (a)	429,200	2,202
		32,296
Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc. (a)	79,700	2,993
Amphenol Corp. Class A	43,500	2,270
		5,263
Internet Software & Services - 1.6%
eBay, Inc. (a)	163,600	6,390
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Google, Inc. Class A (sub. vtg.) (a)	18,900	$ 7,371
Yahoo!, Inc. (a)	37,400	1,207
		14,968
IT Services - 2.5%
Anteon International Corp. (a)	72,200	3,939
Cognizant Technology Solutions Corp. Class A (a)	47,300	2,814
First Data Corp.	134,400	6,293
NCI, Inc. Class A	134,000	1,876
Satyam Computer Services Ltd. sponsored ADR	26,200	1,147
SI International, Inc. (a)	87,800	3,086
SRA International, Inc. Class A (a)	87,700	3,309
		22,464
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	89,100	3,412
Applied Materials, Inc.	65,300	1,143
Broadcom Corp. Class A (a)	54,300	2,344
FormFactor, Inc. (a)	60,600	2,383
Intel Corp.	268,400	5,194
Intersil Corp. Class A	80,300	2,322
Linear Technology Corp.	56,600	1,986
Marvell Technology Group Ltd. (a)	37,600	2,034
National Semiconductor Corp.	55,500	1,545
		22,363
Software - 3.5%
Autodesk, Inc.	32,400	1,248
BEA Systems, Inc. (a)	134,900	1,771
Citrix Systems, Inc. (a)	38,900	1,474
Mercury Interactive Corp. (a)	41,600	1,448
Microsoft Corp.	779,400	21,207
Oracle Corp. (a)	189,500	2,594
Red Hat, Inc. (a)	81,300	2,275
		32,017
TOTAL INFORMATION TECHNOLOGY		164,050
MATERIALS - 1.8%
Chemicals - 1.0%
FMC Corp.	17,000	1,054
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	47,600	$ 4,034
Praxair, Inc.	73,500	4,054
		9,142
Metals & Mining - 0.8%
Carpenter Technology Corp.	21,200	2,004
Newmont Mining Corp.	66,500	3,451
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A) (non-vtg.)	44,900	1,667
		7,122
TOTAL MATERIALS		16,264
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	332,100	8,980
Qwest Communications International, Inc. (a)	667,700	4,540
Verizon Communications, Inc.	363,400	12,377
		25,897
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	113,595	3,444
Crown Castle International Corp. (a)	101,700	2,883
Nextel Partners, Inc. Class A (a)	65,900	1,866
Sprint Nextel Corp.	349,218	9,024
		17,217
TOTAL TELECOMMUNICATION SERVICES		43,114
UTILITIES - 1.1%
Electric Utilities - 0.7%
E.ON AG sponsored ADR	65,900	2,412
Entergy Corp.	23,900	1,648
Exelon Corp.	36,500	1,931
		5,991
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc. (a)	17,400	$ 787
TXU Corp.	70,300	3,147
		3,934
TOTAL UTILITIES		9,925
TOTAL COMMON STOCKS (Cost $753,327)		902,798
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
GeneProt, Inc. Series A (a)(e)	62,000	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $338)		0
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 4.77% (b)	2,794,804	2,795
Fidelity Securities Lending Cash Central Fund, 4.81% (b)(c)	8,312,150	8,312
TOTAL MONEY MARKET FUNDS (Cost $11,107)		11,107
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $764,772)		913,905
NET OTHER ASSETS - (0.8)%		(6,861)
NET ASSETS - 100%		$ 907,044
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
GeneProt, Inc. Series A	7/7/00	$ 338
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 71
Fidelity Securities Lending Cash Central Fund	27
Total	$ 98
Income Tax Information

At March 31, 2006, the aggregate cost of investment securities for income tax purposes was $766,641,000. Net unrealized appreciation aggregated $147,264,000, of which $168,102,000 related to appreciated investment securities and $20,838,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	May 19, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	May 19, 2006